Operating Segments (Operating Segment Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales [Abstract]
Sales to external parties	$ 7,536	$ 10,015	$ 6,955
Inter-segment sales	0	0	0
Total sales	7,536	10,015	6,955
Operating income (loss) [Abstract]
Segment operating income (loss)	1,218	3,509	1,194
Other income not allocated to the segments	(77)	7	16
Operating income	1,141	3,516	1,210
Financing expenses, net	(168)	(113)	(122)
Share in earnings of equity-accounted investees	1	1	4
Income before income taxes	974	3,404	1,092
Depreciation and amortization	536	498	484
Capital expenditures	873	822	669
Capex As Part Of Business Combination			377
Industrial Products [Member]
Sales [Abstract]
Sales to external parties	1,206	1,737	1,601
Inter-segment sales	21	29	16
Total sales	1,227	1,766	1,617
Operating income (loss) [Abstract]
Segment operating income (loss)	220	628	435
Depreciation and amortization	57	61	65
Capital expenditures	91	90	74
Capex As Part Of Business Combination			0
Potash [Member]
Sales [Abstract]
Sales to external parties	1,973	3,031	1,598
Inter-segment sales	209	282	178
Total sales	2,182	3,313	1,776
Operating income (loss) [Abstract]
Segment operating income (loss)	668	1,822	399
Depreciation and amortization	175	166	148
Capital expenditures	384	346	270
Capex As Part Of Business Combination			0
Phosphate Solutions [Member]
Sales [Abstract]
Sales to external parties	2,274	2,851	2,087
Inter-segment sales	209	255	167
Total sales	2,483	3,106	2,254
Operating income (loss) [Abstract]
Segment operating income (loss)	329	777	294
Depreciation and amortization	221	189	207
Capital expenditures	272	259	228
Capex As Part Of Business Combination			0
Growing Solutions [Member]
Sales [Abstract]
Sales to external parties	2,047	2,376	1,644
Inter-segment sales	26	46	26
Total sales	2,073	2,422	1,670
Operating income (loss) [Abstract]
Segment operating income (loss)	51	378	135
Depreciation and amortization	68	70	62
Capital expenditures	92	101	74
Capex As Part Of Business Combination			377
Other Activities [Member]
Sales [Abstract]
Sales to external parties	36	20	25
Inter-segment sales	3	3	3
Total sales	39	23	28
Operating income (loss) [Abstract]
Segment operating income (loss)	(13)	(9)	(8)
Depreciation and amortization	3	3	2
Capital expenditures	11	9	6
Capex As Part Of Business Combination			0
Reconciliation [Member]
Sales [Abstract]
Sales to external parties	0	0	0
Inter-segment sales	(468)	(615)	(390)
Total sales	(468)	(615)	(390)
Operating income (loss) [Abstract]
Segment operating income (loss)	(37)	(87)	(61)
Depreciation and amortization	12	9	0
Capital expenditures	$ 23	$ 17	17
Capex As Part Of Business Combination			$ 0